11. INCOME TAXES: Schedule of Unrecognized deductible temporary differences (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Unrecognized deductible temporary differences

	2023	2022	2021
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$11,258,000	$10,801,000	$10,369,000
Exploration and evaluation asset costs	34,926,000	34,926,000	5,089,000

Total Unrecognized deductible temporary differences not recognized	$46,184,000	$45,727,000	$15,458,000